Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Restricted Cash and Investments [Abstract]
Restricted Assets Disclosure [Text Block]
NOTE 11 – RESTRICTED CASH

In connection with the 2012 Construction Loan, the Company agrees to have its collections on sales deposit into the Company’s bank account at the Creditor (“Collection Account”). The Company is required to pay its corn vendors using the money in the Collection Account unless the Company otherwise obtains the Creditor’s written approval. The Company is also required to obtain the Creditor’s written approval to use the fund in the Collection Account. At March 31, 2012 and December 31, 2011, the Company’s restricted cash amounted to $3,608 and $3,580, respectively.

NOTE 12 – RESTRICTED CASH

In connection with the Construction Loan, the Company signed a Sales Fund Close Management Agreement  (“Fund Management Agreement”) with the Creditor in April 2011. Pursuant to the Fund Management Agreement, the Company agreed to have its collections on sales deposit into the Company’s bank account at the Creditor (“Collection Account”). The Company is required to pay its corn vendors using the money in the Collection Account unless the Company otherwise obtains the Creditor’s written approval. The Company is also required to obtain the Creditor’s written approval to use the fund in the Collection Account. At December 31, 2011 and 2010, the Company’s restricted cash amounted to $3,580 and $109, respectively.